    As filed with the Securities and Exchange Commission on January 17, 2003

                               File No. 333-45431
                               File No. 811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
                                                                             ---

         Pre-Effective Amendment No.                                         / /
                                     -------                                 ---

         Post-Effective Amendment No.  17                                    /X/
                                     -------                                 ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               /X/
                                                                             ---

         Amendment No. 15                                                    /X/
                     -------                                                 ---


                           HARTFORD SERIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                 P.O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    Copy to:

                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                         Ten Post Office Square - South
                           Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     _____  on _________________ pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on _________________ pursuant to paragraph (a)(1) of Rule 485
     __X__  75 days after filing pursuant to paragraph (a)(2) of Rule 485
     _____  on pursuant to paragraph (a)(2) of Rule 485

                     HARTFORD CAPITAL PRESERVATION HLS FUND

                                   CLASS IA SHARES

                                   PROSPECTUS
                                   MAY 1, 2003

AS WITH ALL MUTUAL FUNDS,
THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT                 HARTFORD CAPITAL PRESERVATION HLS FUND
APPROVED OR DISAPPROVED            C/O INDIVIDUAL ANNUITY SERVICES
THESE SECURITIES OR PASSED         P.O. BOX 5085
UPON THE ADEQUACY OF THIS          HARTFORD, CT 06102-5085
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

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                      THIS PAGE IS INTENTIONALLY LEFT BLANK

INTRODUCTION
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The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to Rule 12b-1 distribution fees and therefore have higher expenses than Class IA shares, which are not subject to 12b-1 distribution fees. This prospectus relates to the Class IA Shares of the Hartford Capital Preservation HLS Fund.

The Hartford Capital Preservation HLS Fund is an investment portfolio of Hartford Series Fund, Inc.

The Hartford Capital Preservation HLS Fund is a diversified fund. Information on the fund, including risk factors, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD CAPITAL PRESERVATION HLS FUND INVESTMENT OPTION OFFERED IN THIS PROSPECTUS.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser -- Hartford Investment Management Company ("HIMCO(R)"). Information regarding HL Advisors and HIMCO is included under "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this fund, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                                           PAGE
---------------------------------------------------------------------------------------------------------
A summary of the fund's                      Hartford Capital Preservation HLS Fund
goals, principal strategies, main risks,
performance and
fees.

Further information on the fund.             Investment strategies and investment matters
                                             Management of the fund
                                             Purchase and redemption of fund shares
                                             Determination of net asset value
                                             Dividends and distributions
                                             Exchange privileges
                                             Federal income taxes
                                             Brokerage commissions
                                             Variable contract owner voting rights
                                             Plan participant voting rights
                                             Performance related information
                                             Distributor, Custodian and Transfer Agent
                                             Financial highlights
                                             Privacy policy
                                             For more information                              back cover

HARTFORD CAPITAL PRESERVATION HLS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Preservation HLS Fund seeks to provide investors with a high level of current income, higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

PRINCIPAL INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its total assets in debt securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc. ("Moody's") ("Aaa", "Aa", "A" or "Baa") or Standard and Poor's Corporation ("S&P") ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by HIMCO to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds."

The fund seeks to maintain a stable share value by purchasing contracts called "wrapper agreements" from financial institutions, such as insurance companies, banks and other financial institutions ("wrap providers"), that are rated at the time of purchase within the two highest categories assigned by Moody's ("Aaa" or "Aa") or S&P ("AAA" or "AA"). The debt securities of the fund covered by wrapper agreements ("Covered Assets") are subject to market value fluctuation. Wrapper agreements serve to maintain a stable value for the Covered Assets under certain circumstances. The stable value for the Covered Assets is called its "Book Value." Book Value is generally the purchase price of the Covered Assets, plus interest accrued at a crediting rate, less any adjustments for deposits or withdrawals or for defaulted or impaired securities; it is not impacted by daily changes in the market value of the Covered Assets. In this way, wrapper agreements assist the fund in maintaining a stable NAV.

The fund will maintain an average credit quality of at least "Aa3" by Moody's and AA- by S&P. The Covered Assets tend to have an average duration within a range of between 2 to 4-1/2 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund may invest a portion of its total assets in short-term U.S. dollar denominated money market instruments to meet shareholder withdrawals and other liquidity needs. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market.

HIMCO uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. HIMCO then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

--------------------------------------------------------------------------------

MAIN RISKS. The fund is not a money market fund and has more risk than a money market fund. The fund's performance is affected by risks associated with debt securities, as well as risks specific to stable value funds, including wrapper agreement risk, accounting and regulatory risk and yield risk.

The fund may not be able to maintain a stable NAV if a wrapper agreement matures or terminates, or a wrap provider defaults on its obligations, and the fund is unable to obtain a suitable replacement wrapper agreement. The fund's NAV may also fluctuate if the fund is not able to obtain wrapper agreements to cover all of its assets. If a wrap provider is unable to make timely payments or its creditworthiness has significantly deteriorated, the fund's Board of Directors may determine that the fair value of a wrapper agreement is lower than the difference between Book Value and the market value which may cause the fund's NAV to rise and fall. In addition, a wrapper agreement generally does not protect the fund from loss caused by a fixed income security issuer's default on principal or interest payments. The wrapper agreement may not cover securities which do not qualify under the terms of the wrapper.

The fund may not be able to maintain a stable NAV if any government or self-regulatory agency determines that it is not appropriate to value wrapper agreements as offsetting the market value fluctuations in the fund's bond portfolio.

Because the fund invests in wrapper agreements to maintain a stable NAV, its yield will tend to rise and fall more slowly than traditional bond or money market funds when interest rates change and may not reflect current market rates. In addition, purchases or redemptions by shareholders may increase or decrease the "crediting rate," which is the rate of return on the portion of the fund covered by wrapper agreements, which may increase or decrease the fund's yield. Under extreme circumstances, the fund's yield could be reduced to zero for an extended period.

Other factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Successful use of derivative instruments by the fund depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                                CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   None
Maximum deferred sales charge (load)                            None

Maximum redemption fee as a percentage of amount redeemed       2.00%(1)
Exchange fees                                                   2.00%(1)

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                 [___]%
Distribution and service (12b-1) fees                           None
Other expenses                                                  [___]%(2)
Total operating expenses                                        [___]%

(1) Redemptions and exchanges of fund shares within twelve-months of purchase are subject to a redemption fee of 2.00% on the proceeds of the redemption or exchange. The redemption fee, which is payable to the fund, is designed primarily to lessen those costs associated with redemptions and exchanges including transaction costs of selling securities to meet redemptions and exchanges, as well as the adverse impact of such redemptions or exchanges on the premiums paid for wrapper agreements and the yield of wrapper agreements. The redemption fee may also have the effect of discouraging redemptions and exchanges by shareholders attempting to take advantage of short-term interest rate movements.

(2) "Other expenses" include the annual premium rates the fund pays for wrapper agreements.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU REDEEMED YOUR SHARES AT THE END OF EACH PERIOD:

EXPENSES                                                                       CLASS IA
(with redemption)
Year 1                                                                         $
Year 3                                                                         $

You would pay the following expenses if you did not redeem your shares:
EXPENSES                                                                       CLASS IA
(without redemption)
Year 1                                                                         $
Year 3                                                                         $

SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Bill Meaney

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of its assets in foreign investments.

WRAPPER AGREEMENTS

Wrapper agreements are intended to offset the impact of market value changes with respect to certain of the fund's investments. However, to the extent a debt security is not covered by a wrapper agreement, a wrap provider terminates or defaults, or a wrapper agreement otherwise does not work as intended, the NAV of the fund may change and the fund may fail to maintain a stable value.

A wrapper agreement is an agreement by another party, such as an insurance company, bank or other financial institution, to make payments to the fund in certain circumstances. Wrapper agreements are designed to allow stable value funds, such as the fund, to maintain a constant NAV. In a typical wrapper agreement, the wrap provider agrees, among other things, to make payments to the fund for specified purposes including the fund market value reaching zero. This could happen if the fund experiences significant redemptions (redemption of most of the fund's shares) during a time when the market value of the fund's covered assets is below Book Value, and market value is ultimately reduced to zero. If that occurs, the wrap provider agrees to pay the fund an amount sufficient to cover shareholder redemptions and certain other payments, provided all the terms of the wrapper agreement have been met. In the rare situation that the Book Value of the fund's Covered Assets is reduced to zero, such as when all shareholders have redeemed and the fund has remaining assets, the fund may be obligated to pay some or all of the remaining money to the wrap provider.

Typically, the wrap provider agrees to pay the fund the difference between the Book Value and the market value of the Covered Assets once the market value has been totally exhausted or upon certain events of default. When determining its NAV, the fund normally values the Covered Assets at their market value, and values the wrapper agreement at the difference between the Covered Assets' market value and Book Value, so that the sum of the two equals the Book Value of the Covered Assets. As a result, the fund normally should be able to maintain a stable value for the Covered Assets, regardless of changes in their market value. This method of valuing wrapper agreements is important in order to enable the fund to maintain a constant NAV.

Wrapper agreements are designed to protect the fund in extreme circumstances, and do not normally call for any payment to the fund. Purchasing wrapper agreements is similar to buying insurance, in that the fund pays a relatively small amount to protect against a relatively unlikely event (the redemption of most of the shares of the fund). Fees the fund pays for wrapper agreements are reflected in the fund's expenses.

Wrapper agreements accrue interest using a formula called the "crediting rate." The crediting rate is based on the yield to maturity of the Covered Assets, but also includes adjustments for differences between the market value and the Book Value of the Covered Assets. Wrapper agreements use the crediting rate to convert market value changes in the Covered Assets into income distributions in order to minimize the difference between the market and Book Value of the Covered Assets over time.

The crediting rate, and hence the fund's return, may be affected by many factors, including purchases and redemptions by shareholders. The impact depends on whether the market value of the Covered Assets is higher or lower than the Book Value of those assets.

If the market value of Covered Assets is higher than their Book Value, the crediting rate will ordinarily be higher than the yield of the Covered Assets. Under these circumstances, cash from new investors will tend to lower the crediting rate and the fund's return, and redemptions by existing shareholders will tend to increase the crediting rate and the fund's return.

If the market value of Covered Assets is lower than their Book Value, the crediting rate will ordinarily be lower than the yield of the Covered Assets. When the market value is lower than the Book Value, the fund will have, for example, less than $10.00 in cash and bonds for every $10.00 in NAV. Under these circumstances, cash from new investors will tend to increase the market value attributed to the Covered Assets and to increase the crediting rate and the fund's return. Redemptions by existing shareholders will have the opposite effect, and will tend to reduce the market value attributed to remaining Covered Assets, to reduce the crediting rate and the fund's return, and to increase the fund's reliance on the wrapper agreements to maintain a constant NAV. Generally, the market value of Covered Assets will tend to be higher than Book Value after interest rates have fallen due to higher bond prices. Conversely, the market value of Covered Assets will tend to be lower than their Book Value after interest rates have risen due to lower bond prices.

If the fund experiences significant redemptions when the market value is below the Book Value, the fund's yield may be reduced significantly, to a level that is not competitive with other investment options. This may result in additional redemptions, which would tend to lower the crediting rate further. If redemptions continued, the fund's yield could be reduced to zero. If redemptions continued thereafter, the fund might have insufficient assets to meet redemption requests, at which point the fund would require payments from the wrap provider to pay further shareholder redemptions.

HIMCO purchases wrapper agreements for the fund with the aim of maintaining the book value of all the fund's debt securities. HIMCO invests the fund's assets consistent with the terms of the wrapper agreements. As a target, HIMCO expects a substantial percentage (approximately 90%) of the fund's assets to be covered by wrapper agreements, although HIMCO may change this target from time to time. Assets not covered by wrapper agreements will generally be invested in money market securities and cash equivalents.

In selecting wrap providers, HIMCO analyzes the proposed terms of the wrapper agreement and the credit quality of the wrap provider. Other factors, including the availability of wrapper agreements under certain market or competitive conditions, may affect the number of wrap providers and the terms of the wrapper agreements held by the fund.

The fund may agree to additional limitations on its investments as a condition of the wrapper agreements. These may include maximum duration limits (typically 5 years), minimum credit standards, and diversification requirements. Generally, as long as the fund is in compliance with the conditions of its wrapper agreements, it may buy and sell Covered Assets without impacting the Book Value of the Covered Assets. Among other things as discussed above, a wrap provider may require that the fund invest entirely in cash or cash equivalents under certain conditions.

HIMCO normally purchases wrapper agreements from issuers rated in the top two categories by Moody's or S&P. HIMCO normally intends to enter into wrapper agreements with multiple parties, but may have a single wrap provider for all of its Covered Assets. HIMCO may terminate and replace wrapper agreements under various circumstances, including when there is a default by the wrap provider.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. These money market instruments would not normally be covered by a wrapper agreement. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The fund may hold foreign investments.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal is considered non-fundamental and may be changed without approval of the shareholder's of the fund. The fund may not be able to achieve its goal.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut-based financial services company with over $____ billion in assets as of December 31, 2002. HL Advisors had over $____ billion in assets under management as of December 31, 2002. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISER

Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to the fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2002 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $____ billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

CAPITAL PRESERVATION HLS FUND
NET ASSET VALUE                  ANNUAL RATE
First $250,000,000               [___]%
Next $250,000,000                [___]%
Next $500,000,000                [___]%
Amount Over $1 Billion           [___]%

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers each class of its shares to certain qualified retirement plans (the "Plans"). The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The fund offers two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For the fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase Class IA shares of the fund at net asset value without sales charges and redeem Class IA shares of the fund at net asset value with a 2.00% redemption fee if redeemed within twelve-months of purchase.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase shares of the fund at the net asset value per share and redeem shares of the fund at net asset value per share minus the redemption fee, if applicable, calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the fund that will mature in 60 days or less are valued at amortized cost, which approximates market value.

The fair value of a wrapper agreement is equal to the difference between the Book Value and the market value (including accrued interest) of the Covered Assets. In valuing a wrapper agreement, the Board of Directors considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board of Directors may determine that a wrap provider is unable to make such payments. It could then assign a fair value to the wrapper agreement that is less than the difference between the Book Value of the wrapper agreement and the market value (including accrued interest) of the Covered Assets. In such an event, the fund might be unable to maintain a stable value per share.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to declare dividends daily and pay them monthly. Dividends from the fund are not paid on shares until the day following the date on which the shares are issued.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

The fund's daily dividends will be based on the crediting rate specified by the wrap agreements, and on interest, dividends and other income on its assets that are not covered by the wrap agreements. The crediting rate may be more or less than the fund's income as determined under generally accepted accounting purposes or for tax purposes. As a result, some of the fund's daily dividends may represent capital gains or returns of capital, or the fund may be required to make additional distributions beyond its daily dividends in order to meet federal tax requirements.

If the fund is required to pay a capital gain or additional income distribution for tax purposes, the fund's share price may decline by the amount of the distribution. To enable the fund to maintain a stable value per share in the event of a distribution of capital gain or income, the Board of Directors may declare a reverse split of fund shares to offset such distribution. The reverse split would be effective on the ex-distribution date of the capital gain or income distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

EXCHANGE PRIVILEGES

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by the fund's shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

Shares of the fund may not be exchanged for shares of any fund that would be classified as a competing fund. A competing fund, being either affiliated or unaffiliated with the fund, is defined as Hartford Money Market HLS Fund and any other fixed income investment option with a targeted average duration of three-years or less, or any investment option that seeks to maintain a stable value per share, including money market funds. Exchanges may be made to a non-competing fund and, after at least a three-month period in such non-competing fund, an exchange to a competing fund may be made without restriction.

As discussed above, exchanges of fund shares within twelve-months of purchase are subject to a redemption of fee of 2.00% on the proceeds of the exchange, even if the exchange is made to a non-competing fund.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the fund.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a thirty-day period and then annualized, i.e. the income earned in the period is assumed to be earned every thirty days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the fund did not commence operations until ______________, 2003, no financial highlight information is available for the fund.

PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------

THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES (THE HARTFORD)

APPLICABLE TO THE HARTFORD'S UNITED STATES OPERATIONS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford Capital Preservation HLS Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund will be contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as, the auditor's report. Because the fund did not commence operations until ______________, 2003, the fund has not yet delivered an annual or semiannual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund.

A current SAI and financial statements from the annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford Capital Preservation HLS Fund
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                                          811-08629

                     HARTFORD CAPITAL PRESERVATION HLS FUND

                                 CLASS IB SHARES

                                 PROSPECTUS
                                 MAY 1, 2003

AS WITH ALL MUTUAL FUNDS,
THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT               HARTFORD CAPITAL PRESERVATION HLS FUND
APPROVED OR DISAPPROVED          C/O INDIVIDUAL ANNUITY SERVICES
THESE SECURITIES OR PASSED       P.O. BOX 5085
UPON THE ADEQUACY OF THIS        HARTFORD, CT 06102-5085
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund has its own investment strategy and risk/reward profile. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to 12b-1 distribution fees. This prospectus relates to the Class IB Shares of the Hartford Capital Preservation HLS Fund.

The Hartford Capital Preservation HLS Fund is an investment portfolio of Hartford Series Fund, Inc.

The Hartford Capital Preservation HLS Fund is a diversified fund. Information on the fund, including risk factors, can be found on the pages following this Introduction. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD CAPITAL PRESERVATION HLS FUND INVESTMENT OPTION OFFERED IN THIS PROSPECTUS.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser -- Hartford Investment Management Company ("HIMCO(R)"). Information regarding HL Advisors and HIMCO is included under "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this fund, be sure to read all risk disclosures carefully before investing.

CONTENTS                                                                                                          PAGE
-----------------------------------------------------------------------------------------------------------------------------
A summary of the fund's goals, principal         Hartford Capital Preservation HLS Fund
strategies, main risks, performance and fees.

Further information on the fund.                 Investment strategies and investment matters
                                                 Management of the fund Purchase
                                                 and redemption of fund shares
                                                 Determination of net asset value
                                                 Dividends and distributions
                                                 Exchange privileges Federal income
                                                 taxes Brokerage commissions
                                                 Variable contract owner voting
                                                 rights Plan participant voting
                                                 rights Performance related
                                                 information Distributor, Custodian
                                                 and Transfer Agent Financial
                                                 highlights Privacy policy
                                                 For more information                                          back cover

HARTFORD CAPITAL PRESERVATION HLS FUND
--------------------------------------------------------------------------------
INVESTMENT GOAL. The Hartford Capital Preservation HLS Fund seeks to provide investors with a high level of current income, higher than that of money market funds, while attempting to preserve principal and to maintain a stable net asset value per share (NAV).

PRINCIPAL INVESTMENT STRATEGY. The fund invests, under normal circumstances, at least 80% of its total assets in debt securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc. ("Moody's") ("Aaa", "Aa", "A" or "Baa") or Standard and Poor's Corporation ("S&P") ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by HIMCO to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds."

The fund seeks to maintain a stable share value by purchasing contracts called "wrapper agreements" from financial institutions, such as insurance companies, banks and other financial institutions ("wrap providers"), that are rated at the time of purchase within the two highest categories assigned by Moody's ("Aaa" or "Aa") or S&P ("AAA" or "AA"). The debt securities of the fund covered by wrapper agreements ("Covered Assets") are subject to market value fluctuation. Wrapper agreements serve to maintain a stable value for the Covered Assets under certain circumstances. The stable value for the Covered Assets is called its "Book Value." Book Value is generally the purchase price of the Covered Assets, plus interest accrued at a crediting rate, less any adjustments for deposits or withdrawals or for defaulted or impaired securities; it is not impacted by daily changes in the market value of the Covered Assets. In this way, wrapper agreements assist the fund in maintaining a stable NAV.

The fund will maintain an average credit quality of at least "Aa3" by Moody's and AA- by S&P. The Covered Assets tend to have an average duration within a range of between 2 to 4-1/2 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration.

Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund may invest a portion of its total assets in short-term U.S. dollar denominated money market instruments to meet shareholder withdrawals and other liquidity needs. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market.

HIMCO uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. HIMCO then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, HIMCO assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

--------------------------------------------------------------------------------
MAIN RISKS. The fund is not a money market fund and has more risk than a money market fund. The fund's performance is affected by risks associated with debt securities, as well as risks specific to stable value funds, including wrapper agreement risk, accounting and regulatory risk and yield risk.

The fund may not be able to maintain a stable NAV if a wrapper agreement matures or terminates, or a wrap provider defaults on its obligations, and the fund is unable to obtain a suitable replacement wrapper agreement. The fund's NAV may also fluctuate if the fund is not able to obtain wrapper agreements to cover all of its assets. If a wrap provider is unable to make timely payments or its creditworthiness has significantly deteriorated, the fund's Board of Directors may determine that the fair value of a wrapper agreement is lower than the difference between Book Value and the market value which may cause the fund's NAV to rise and fall. In addition, a wrapper agreement generally does not protect the fund from loss caused by a fixed income security issuer's default on principal or interest payments. The wrapper agreement may not cover securities which do not qualify under the terms of the wrapper.

The fund may not be able to maintain a stable NAV if any government or self-regulatory agency determines that it is not appropriate to value wrapper agreements as offsetting the market value fluctuations in the fund's bond portfolio.

Because the fund invests in wrapper agreements to maintain a stable NAV, its yield will tend to rise and fall more slowly than traditional bond or money market funds when interest rates change and may not reflect current market rates. In addition, purchases or redemptions by shareholders may increase or decrease the "crediting rate," which is the rate of return on the portion of the fund covered by wrapper agreements, which may increase or decrease the fund's yield. Under extreme circumstances, the fund's yield could be reduced to zero for an extended period.

Other factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Successful use of derivative instruments by the fund depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and movements in the prices of the currencies being hedged.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

-------------------------------------------------------------------------------
PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                                   CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price      None
Maximum deferred sales charge (load)                               None
Maximum redemption fee as a percentage of amount redeemed          2.00%(1)
Exchange fees                                                      2.00%(1)

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                    [____]%
Distribution and service (12b-1) fees                              0.25%
Other expenses                                                     [____]%(2)
Total operating expenses                                           [____]%

(1) Redemptions and exchanges of fund shares within twelve-months of purchase are subject to a redemption fee of 2.00% on the proceeds of the redemption or exchange. The redemption fee, which is payable to the fund, is designed primarily to lessen those costs associated with redemptions and exchanges including transaction costs of selling securities to meet redemptions and exchanges, as well as the adverse impact of such redemptions or exchanges on the premiums paid for wrapper agreements and the yield of wrapper agreements. The redemption fee may also have the effect of discouraging redemptions and exchanges by shareholders attempting to take advantage of short-term interest rate movements.

(2) "OTHER EXPENSES" INCLUDE THE ANNUAL PREMIUM RATES THE FUND PAYS FOR WRAPPER AGREEMENTS.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:
EXPENSES                                                              CLASS IB
(with redemption)
Year 1                                                                $
Year 3                                                                $

You would pay the following if you did not redeem your shares:
EXPENSES                                                              CLASS IB
(without redemption)
Year 1                                                                $
Year 3                                                                $


SUB-ADVISER

HIMCO

PORTFOLIO MANAGER

Bill Meaney

FURTHER INFORMATION ON THE FUND
--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of its assets in foreign investments.

WRAPPER AGREEMENTS

Wrapper agreements are intended to offset the impact of market value changes with respect to certain of the fund's investments. However, to the extent a debt security is not covered by a wrapper agreement, a wrap provider terminates or defaults, or a wrapper agreement otherwise does not work as intended, the NAV of the fund may change and the fund may fail to maintain a stable value.

A wrapper agreement is an agreement by another party, such as an insurance company, bank or other financial institution, to make payments to the fund in certain circumstances. Wrapper agreements are designed to allow stable value funds, such as the fund, to maintain a constant NAV. In a typical wrapper agreement, the wrap provider agrees, among other things, to make payments to the fund for specified purposes including the fund market value reaching zero. This could happen if the fund experiences significant redemptions (redemption of most of the fund's shares) during a time when the market value of the fund's covered assets is below Book Value, and market value is ultimately reduced to zero. If that occurs, the wrap provider agrees to pay the fund an amount sufficient to cover shareholder redemptions and certain other payments, provided all the terms of the wrapper agreement have been met. In the rare situation that the Book Value of the fund's Covered Assets is reduced to zero, such as when all shareholders have redeemed and the fund has remaining assets, the fund may be obligated to pay some or all of the remaining money to the wrap provider.

Typically, the wrap provider agrees to pay the fund the difference between the Book Value and the market value of the Covered Assets once the market value has been totally exhausted or upon certain events of default. When determining its NAV, the fund normally values the Covered Assets at their market value, and values the wrapper agreement at the difference between the Covered Assets' market value and Book Value, so that the sum of the two equals the Book Value of the Covered Assets. As a result, the fund normally should be able to maintain a stable value for the Covered Assets, regardless of changes in their market value. This method of valuing wrapper agreements is important in order to enable the fund to maintain a constant NAV.

Wrapper agreements are designed to protect the fund in extreme circumstances, and do not normally call for any payment to the fund. Purchasing wrapper agreements is similar to buying insurance, in that the fund pays a relatively small amount to protect against a relatively unlikely event (the redemption of most of the shares of the fund). Fees the fund pays for wrapper agreements are reflected in the fund's expenses.

Wrapper agreements accrue interest using a formula called the "crediting rate." The crediting rate is based on the yield to maturity of the Covered Assets, but also includes adjustments for differences between the market value and the Book Value of the Covered Assets. Wrapper agreements use the crediting rate to convert market value changes in the Covered Assets into income distributions in order to minimize the difference between the market and Book Value of the Covered Assets over time.

The crediting rate, and hence the fund's return, may be affected by many factors, including purchases and redemptions by shareholders. The impact depends on whether the market value of the Covered Assets is higher or lower than the Book Value of those assets.

If the market value of Covered Assets is higher than their Book Value, the crediting rate will ordinarily be higher than the yield of the Covered Assets. Under these circumstances, cash from new investors will tend to lower the crediting rate and the fund's return, and redemptions by existing shareholders will tend to increase the crediting rate and the fund's return.

If the market value of Covered Assets is lower than their Book Value, the crediting rate will ordinarily be lower than the yield of the Covered Assets. When the market value is lower than the Book Value, the fund will have, for example, less than $10.00 in cash and bonds for every $10.00 in NAV. Under these circumstances, cash from new investors will tend to increase the market value attributed to the Covered Assets and to increase the crediting rate and the fund's return. Redemptions by existing shareholders will have the opposite effect, and will tend to reduce the market value attributed to remaining Covered Assets, to reduce the crediting rate and the fund's return, and to increase the fund's reliance on the wrapper agreements to maintain a constant NAV. Generally, the market value of Covered Assets will tend to be higher than Book Value after interest rates have fallen due to higher bond prices. Conversely, the market value of Covered Assets will tend to be lower than their Book Value after interest rates have risen due to lower bond prices.

If the fund experiences significant redemptions when the market value is below the Book Value, the fund's yield may be reduced significantly, to a level that is not competitive with other investment options. This may result in additional redemptions, which would tend to lower the crediting rate further. If redemptions continued, the fund's yield could be reduced to zero. If redemptions continued thereafter, the fund might have insufficient assets to meet redemption requests, at which point the fund would require payments from the wrap provider to pay further shareholder redemptions.

HIMCO purchases wrapper agreements for the fund with the aim of maintaining the book value of all the fund's debt securities. HIMCO invests the fund's assets consistent with the terms of the wrapper agreements. As a target, HIMCO expects a substantial percentage (approximately 90%) of the fund's assets to be covered by wrapper agreements, although HIMCO may change this target from time to time. Assets not covered by wrapper agreements will generally be invested in money market securities and cash equivalents.

In selecting wrap providers, HIMCO analyzes the proposed terms of the wrapper agreement and the credit quality of the wrap provider. Other factors, including the availability of wrapper agreements under certain market or competitive conditions, may affect the number of wrap providers and the terms of the wrapper agreements held by the fund.

The fund may agree to additional limitations on its investments as a condition of the wrapper agreements. These may include maximum duration limits (typically 5 years), minimum credit standards, and diversification requirements. Generally, as long as the fund is in compliance with the conditions of its wrapper agreements, it may buy and sell Covered Assets without impacting the Book Value of the Covered Assets. Among other things as discussed above, a wrap provider may require that the fund invest entirely in cash or cash equivalents under certain conditions.

HIMCO normally purchases wrapper agreements from issuers rated in the top two categories by Moody's or S&P. HIMCO normally intends to enter into wrapper agreements with multiple parties, but may have a single wrap provider for all of its Covered Assets. HIMCO may terminate and replace wrapper agreements under various circumstances, including when there is a default by the wrap provider.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. These money market instruments would not normally be covered by a wrapper agreement. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The fund may hold foreign investments.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal is considered non-fundamental and may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut-based financial services company with over $_________ billion in assets as of December 31, 2002. HL Advisors had over $_________ billion in assets under management as of December 31, 2002. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

THE INVESTMENT SUB-ADVISER

The Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to the fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2002 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $_________ billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

CAPITAL PRESERVATION HLS FUND
NET ASSET VALUE                     ANNUAL RATE
First $250,000,000                  [_____]%
Next $250,000,000                   [_____]%
Next $500,000,000                   [_____]%
Amount Over $1 Billion              [_____]%

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers each class of its shares to certain qualified retirement plans (the "Plans"). The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The fund offers two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For the fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase Class IB shares of the fund at net asset value without sales charges and redeem Class IB shares of the Fund at net asset value with a 2.00% redemption fee if redeemed within twelve-months of purchase.

For each day on which fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase shares of the fund at the net asset value per share and redeem shares of the fund at net asset value per share minus the redemption fee, if applicable, calculated as of the day that the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the current fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The fund's Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of the fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund; (e) training sales personnel regarding the Class IB shares of the fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of the regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the fund that will mature in 60 days or less are valued at amortized cost, which approximates market value.

The fair value of a wrapper agreement is equal to the difference between the Book Value and the market value (including accrued interest) of the Covered Assets. In valuing a wrapper agreement, the Board of Directors considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board of Directors may determine that a wrap provider is unable to make such payments. It could then assign a fair value to the wrapper agreement that is less than the difference between the Book Value of the wrapper agreement and the market value (including accrued interest) of the Covered Assets. In such an event, the fund might be unable to maintain a stable value per share.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to declare dividends daily and pay them monthly. Dividends from the fund are not paid on shares until the day following the date on which the shares are issued.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

The fund's daily dividends will be based on the crediting rate specified by the wrap agreements, and on interest, dividends and other income on its assets that are not covered by the wrap agreements. The crediting rate may be more or less than the fund's income as determined under generally accepted accounting purposes or for tax purposes. As a result, some of the fund's daily dividends may represent capital gains or returns of capital, or the fund may be required to make additional distributions beyond its daily dividends in order to meet federal tax requirements.

If the fund is required to pay a capital gain or additional income distribution for tax purposes, the fund's share price may decline by the amount of the distribution. To enable the fund to maintain a stable value per share in the event of a distribution of capital gain or income, the Board of Directors may declare a reverse split of fund shares to offset such distribution. The reverse split would be effective on the ex-distribution date of the capital gain or income distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

EXCHANGE PRIVILEGES

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by the fund's shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

Shares of the fund may not be exchanged for shares of any fund that would be classified as a competing fund. A competing fund, being either affiliated or unaffiliated with the fund, is defined as Hartford Money Market HLS Fund and any other fixed income investment option with a targeted average duration of three-years or less, or any investment option that seeks to maintain a stable value per share, including money market funds. Exchanges may be made to a non-competing fund and, after at least a three-month period in such non-competing fund, an exchange to a competing fund may be made without restriction.

As discussed above, exchanges of fund shares within twelve-months of purchase are subject to a redemption fee of 2.00% on the proceeds of the exchange, even if the exchange is made to a non-competing fund.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the fund.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a thirty-day period and then annualized, i.e. the income earned in the period is assumed to be earned every thirty days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the fund did not commence operations until _________________, 2003, no financial highlight information is available for the fund.

PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------
THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES (THE HARTFORD)

APPLICABLE TO THE HARTFORD'S UNITED STATES OPERATIONS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Two documents are available that offer further information on the Hartford Capital Preservation HLS Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund will be contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations until ____________, 2003, the fund has not yet delivered an annual or semi-annual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund.

A current SAI and financial statements from the annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

BY MAIL:

Hartford Capital Preservation HLS Fund
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:

Hartford Series Fund, Inc.                                          811-08629

                       STATEMENT OF ADDITIONAL INFORMATION

                     HARTFORD CAPITAL PRESERVATION HLS FUND

                          CLASS IA and CLASS IB SHARES



     This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectuses for the Fund. A free copy of each prospectus is available upon request by writing to or calling: Hartford Capital Preservation HLS Fund, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectuses:  May 1, 2003
Date of Statement of Additional Information:  May 1, 2003

TABLE OF CONTENTS                                                                                              PAGE
GENERAL INFORMATION                                                                                               1
INVESTMENT OBJECTIVES AND POLICIES                                                                                1
FUND MANAGEMENT                                                                                                  16
INVESTMENT MANAGEMENT ARRANGEMENTS                                                                               26
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                                             27
FUND EXPENSES                                                                                                    28
FUND ADMINISTRATION                                                                                              28
DISTRIBUTION ARRANGEMENTS                                                                                        29
PURCHASE AND REDEMPTION OF SHARES                                                                                30
SUSPENSION OF REDEMPTIONS                                                                                        30
DETERMINATION OF NET ASSET VALUE                                                                                 30
OWNERSHIP AND CAPITALIZATION OF THE FUND                                                                         31
INVESTMENT PERFORMANCE                                                                                           32
TAXES                                                                                                            35
CUSTODIAN                                                                                                        38
TRANSFER AGENT                                                                                                   38
DISTRIBUTOR                                                                                                      38
INDEPENDENT PUBLIC ACCOUNTANTS                                                                                   38
OTHER INFORMATION                                                                                                38
FINANCIAL STATEMENTS                                                                                             38

APPENDIX                                                                                                        A-1

                               GENERAL INFORMATION

         This SAI relates to the Hartford Capital Preservation HLS Fund which serves as an underlying investment vehicle for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies and for certain qualified retirement plans. The Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to the Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), an insurance holding company with over $[___] billion in assets as of December 31, 2002. In addition, Hartford Investment Management Company ("HIMCO(R)"), an affiliate of HL Advisors, is sub-adviser to the Fund. HIMCO is a wholly owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

         The Fund is an investment portfolio (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company (the "Company"). The Company issues a separate series of shares of common stock for the Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

         The Fund is a diversified fund.

         The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in the Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of the Fund or to classify and reclassify existing and new funds into one or more classes. A reference to the "board of directors" shall refer to the board of directors of the Company of which the Fund is a series.

         The year of the Fund's organization is 2003.

                       INVESTMENT OBJECTIVES AND POLICIES

         Percentage limitations on investments described in this SAI or in the prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in the prospectus, the other investment policies described in this SAI or in the prospectus are not fundamental and may be changed without shareholder approval.

A.       FUNDAMENTAL RESTRICTIONS OF THE FUND

         The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, approval of a "majority of the outstanding voting securities" of the Fund means the approval of the lesser of (1) the holders of 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund.

         The investment objective and principal investment strategies of the Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by certain non-fundamental restrictions and policies applicable to the Fund.

         1. The Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         2. The Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         3. The Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

         4. The Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

         5. The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         6. The Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

         The investment objective of the Fund is non-fundamental and may be changed without a shareholder vote.

B        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

         The Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

         2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

         4. Sell securities short except for short sales against the box.

         5. Invest more than 15% of the Fund's net assets in illiquid securities.

         6. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

         With respect to non-fundamental investment restriction 5, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity; provided, however, that the Fund does not anticipate eliminating coverage provided by wrapper agreements.

C.       NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

         The Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

            (a) at least 50 percent of the fair market value of its
                total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and

            (b) no more than 25 percent of the fair market value of
                its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

         These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

         2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

            (a) no more than 55% of the value of the assets in the Fund is represented by any one investment,

            (b) no more than 70% of the value of the assets in the Fund is represented by any two investments,

            (c) no more than 80% of the value of the assets in the Fund is represented by any threeinvestments, and

            (d) no more than 90% of the value of the total assets of
                the Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.       MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

         The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectus. A further description of certain investment strategies of the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         Certain descriptions in the prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Fund's subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more other funds, but not necessarily for all other funds for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in money market instruments under appropriate circumstances as determined by HIMCO, subject to the overall supervision of HL Advisors. The Fund may invest up to 100% of its assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         The Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to HIMCO the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

         HIMCO will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

         REVERSE REPURCHASE AGREEMENTS The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value.

         INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

         The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

         DEBT SECURITIES The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage backed securities.

         INVESTMENT GRADE DEBT SECURITIES The Fund is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P") (or, if unrated, securities of comparable quality as determined by HIMCO). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that the Fund invests in higher grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

         HIGH YIELD-HIGH RISK SECURITIES The Fund may invest up to 20% of its assets in securities rated below investment grade (E.G., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO.

         Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3," "Ba2" and "Ba1." Likewise the S&P rating category of "BB" includes "BB+," "BB" and "BB-." If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         WRAPPER AGREEMENTS Wrapper agreements are used in order to help the Fund maintain a stable NAV. Wrapper agreements require a wrap provider to cover the book value of the Fund's bond investments. Book value is the purchase price of the Fund's investments, plus interest accrued daily at a rate specified by the wrap provider from time to time ( the "crediting rate"), minus net shareholder redemptions and other expenses. Book value may be further reduced by the removal, at book value, of any covered asset in default as defined under the terms of the wrapper agreement. Generally, the wrapper agreements will require payments to the Fund when the book value exceeds the market value of the Fund's covered assets, the market value of the Fund's assets has been reduced to zero, and the Fund is obligated to pay shareholder redemptions and other expenses. Conversely, the wrapper agreements generally will require the Fund to pay the wrap provider when the market value of the covered assets exceeds book value and the book value of the Fund's assets is zero. The wrapper agreements may also require payments upon certain events of default or termination.

         Market value is the daily market value of all covered assets, plus interest accrued at market rates on the covered assets, minus any withdrawals from the wrapped account (including Fund expense payments, transfers to the cash account, wrapper premium payments, and shareholder redemptions), plus any applicable trading fee paid to the Fund. The Fund expects to monitor the book value and the market value of the assets covered by wrapper agreements daily, and will compute a ratio of the market to book value on each business day.

         Wrapper agreements may require the disposition of securities in credit default or impairment in order to maintain book value coverage of the Fund's bond investments. A credit default or impairment may occur if the issuer of a security fails to make one or more principal or interest payments or becomes insolvent or if certain other events occur. Under the Fund's typical wrapper agreements, a credit default or impairment may be deemed to occur with respect to the covered assets only to the extent that the book value of all investments subject to a credit default or impairment event exceeds a certain percentage (e.g., 5%) of the book value of the covered assets. The Fund must dispose immediately of the defaulted or impaired securities in excess of the agreed-upon limit in order to retain book value coverage, or the defaulted securities in excess of the limit shall be deemed to be removed immediately from the covered assets, will no longer be eligible to be covered at book value under the wrapper agreement, and the Fund's NAV may decline.

         Wrapper agreements typically provide that the book value of the covered assets includes interest accrued at the crediting rate, which is calculated pursuant to a standardized formula specified in the contract. The crediting rate is based on the current yield-to-maturity of the covered assets, plus or minus amortization of the difference between the market value and book value of the covered assets over the duration of the covered assets at the time of computation. The crediting rate is directly affected by changes in market value of the covered assets. Generally, if market value increases, the crediting rate increases. If market value decreases, the crediting rate decreases. Generally, the crediting rate is the mechanism that the wrap provider uses to manage the differential between market and book value over the life of the wrapper agreement, and to reduce or eliminate its payment obligations at the maturity of the wrapper agreement. The crediting rate can be adjusted periodically and is expected to be adjusted no less frequently than monthly. The Fund will declare a daily dividend based on the crediting rate accrued on the covered assets plus interest accrued on the cash assets, minus accrued Fund expenses including wrapper agreement premiums. Under certain conditions in which market value has fallen substantially below the book value of the covered assets, the crediting rate may be reduced to zero percent, but cannot fall below zero percent.

         As a diversified fund, the Fund generally limits its investments in any one issuer to 5% of the Fund's total assets. The Fund intends to diversify its holdings in wrapper agreements, and anticipates that fair value of a wrapper agreement at time of purchase will be zero, e.g., book value will equal market value on inception date. However, it is possible that over time one wrap provider may cover up to 100% of the Fund's investments. Although the Fund does not anticipate that the fair value of a wrapper agreement would exceed 5% of the Fund's assets, in conditions where market value is substantially below book value or in which the Fund is relying on the wrap provider for payment of shareholder redemptions, the value of the wrapper agreement coverage by one or more issuers may exceed 5% of the Fund's assets. For the reasons described below, the Fund does not intend to terminate wrap coverage at that time nor to restrict its ability to replace or add wrapper agreement coverage under those conditions.

         The Fund's wrapper agreements impose conditions on both the Fund and the wrap provider. Assuming conditions are met and neither the Fund nor the wrap provider is in default, the Fund can buy and sell covered assets and process shareholder redemptions by the sale of covered assets.

         If an event of default, within the meaning of the wrapper agreement, occurs and is not cured (corrected), the non-defaulting party may terminate the wrapper agreement. The following may cause the Fund to be in default: a breach of material obligation under the wrapper agreement; a material misrepresentation; a change in HIMCO's discretion to manage the Fund, unless a successor is appointed and agreed to by the wrap provider; a material amendment to the Fund's prospectus without notice to the wrap provider; and an uncured prospectus violation. The wrap provider may be in default if it breaches a material obligation under the wrapper agreement; makes a material misrepresentation; becomes insolvent within the meaning of the wrapper agreement (an insolvency may occur if the issuer is dissolved, cannot pay its debts, makes an assignment for the benefit of creditors, institutes bankruptcy or insolvency proceedings, enters receivership, has a secured party take action against its assets, or consents to any of the foregoing); or its rating falls below specified levels.

         In addition to the events of default listed above, if the Fund underperforms, as indicated by a formula set forth in the wrapper agreement, or the Fund is terminated, the wrap provider may require the Fund to make a fixed term election and require the covered assets to be conservatively managed until final termination of the contract.

         The terms of the wrapper agreements generally provide for settlement of payments only upon termination of the wrapper agreement or total liquidation of the covered assets. Generally, payments will be made pro-rata, based on the percentage of assets covered by each wrap provider. Typically, wrapper agreement termination occurs whenever the book value or market value of the covered assets reaches zero or upon certain events of default. If the wrapper agreement terminates due to wrap provider default, the wrap provider will be required to pay to the Fund the excess, if any, of book value over market value on the date of termination. Typically, if the wrapper agreement terminates when the market value equals zero, the wrap provider will pay the excess of book value over market value to the Fund to the extent necessary for the Fund to satisfy redemption requests. Typically, if the wrapper agreement terminates when the book value of the covered assets equals zero, no more shareholders would remain in the Fund and the Fund would be required to pay the wrapper agreement issuer the excess, if any, of market value over book value. Typically, wrap termination also may occur upon default, at the option of the non-defaulting party, or by either party upon election and notice.

         The wrapper agreements in which the Fund will invest generally establish a hierarchy of Fund sources from which withdrawals and redemptions will be processed. Some wrapper agreements require that the Fund maintain a specified percentage of its total assets in cash and cash equivalents, to be used for the payment of redemptions and Fund expenses. Generally, cash and cash equivalents must be depleted before redemptions are processed from covered assets; however, the Fund may elect to redeem from covered assets if a redemption from cash or cash equivalents would reduce the cash or cash equivalents to less than a certain percentage (e.g., 2%) of the Fund's net assets. Alternatively, the Fund may arrange a short term advance from a wrap provider (to be repaid from Fund cash flow) to process redemptions, if the wrapper agreement so permits.

         The Fund expects its wrapper agreements will require that the covered assets have a specified duration (typically a maximum of 5 years), consist of specified types of securities, be allocated among a number of issuers, and/or be of a specified investment quality (at least investment grade).

         Each wrapper agreement will be a binding, contractual commitment from a creditworthy third party issuer. Wrap providers may be insurance companies, banks, or other financial institutions. The Fund expects to pay wrap providers premiums based on a percentage of the book value of covered assets. The Fund will engage in wrapper agreements with wrap providers whose creditworthiness has been reviewed and is consistent with policies and procedures adopted by the Board. The Fund may enter into negotiations with multiple wrap providers, with each wrapper agreement covering assets up to a specified percentage that, in the aggregate, equals the book value of the covered assets on each business day. If a wrap provider becomes obligated to pay the Fund the difference between book and market value of the covered assets, each issuer will pay its allocable share pursuant to a pro-rata formula provided in the wrapper agreements. The Fund may substitute or add wrap providers under wrapper agreements with similar terms whenever necessary.

         Additions to and withdrawals from the covered assets are processed using the Fund's NAV and related adjustments are made to market value. In most cases, large withdrawals from the covered assets will be due to shareholder redemptions. Covered assets may be sold to pay the proceeds of shareholder redemptions based on book value. The amount of covered assets sold is based on the actual market value of covered assets, which may be more or less than book value. A wrapper agreement generally does not pay the difference between market and book value at the time of each redemption. Thus, when the market value of covered assets is below book value and there are significant withdrawals, the market value declines by a pro-rata percentage of the withdrawal plus an additional factor equal to the excess of book value over market value for that withdrawal. This factor permanently reduces the market value of assets available to all remaining shareholders, and permanently reduces the market to book ratio. The reduction in the market to book ratio also reduces the crediting rate paid to all remaining shareholders by incorporating the additional market value reduction into a lower crediting rate accruing over the remaining term of the wrapper agreements. These market value changes are independent of any changes due to market movements in the value of the Fund's investments, and are solely due to the operation of the wrapper agreement.

         MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations. This Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

         CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

         ASSET-BACKED SECURITIES The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. This Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         INVERSE FLOATERS. The Fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. The Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.

         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

         The Fund may invest in debt exchangeable for common stock, debt or equity-linked notes ("LNs") and similar linked securities (e.g., zero-strike warrants), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

         The Fund is permitted to invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

         Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign government debt securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         From time to time, the Fund may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         CURRENCY TRANSACTIONS The Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements" below.

         The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that HIMCO deems to be creditworthy.

         The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. The Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities it holds or intends to purchase. For example, if the Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. The Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

         The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         The Fund may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

         The Fund may only write covered options. See "Asset Coverage" below.

         A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         The Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, debt securities and foreign currencies, interest rates, and indices of prices of debt securities and other financial indices or instruments.

         The Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

         The Fund similarly may use futures contracts on debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kind of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. Trading in these contracts has not yet commenced and the volume, breadth, efficiency and other attributes of this market cannot be predicted. The Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

         The Fund also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

         The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

         To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the

Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

         Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position;
(5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

         SWAP AGREEMENTS The Fund may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

         The Fund usually enters into interest rate swaps on a net basis. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on HIMCO's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if HIMCO's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

         ASSET SWAPS. The Fund will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk, as described under "Swap Agreements," is the primary risk of asset swaps.

         ILLIQUID SECURITIES AND OTHER INVESTMENTS The Fund is permitted to invest in illiquid securities or other investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or other investments. "Illiquid" investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when HIMCO considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities [and investments] also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on the Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's board of directors.

         Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if HIMCO deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

         DOLLAR ROLLS In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The benefits derived from the use of dollar rolls may depend, among other things, upon the ability of HIMCO to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. Moreover, the entry into dollar rolls involves potential risks that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Also, the value of the underlying security may change adversely before the Fund is able to purchase them, or the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may be otherwise available on the open market. Further, because the counterparty may deliver a similar, not identical, security, the Fund may be required to buy a security under the dollar roll that may be of less value than an identical security would have been.

         OTHER INVESTMENT COMPANIES The Fund is permitted to invest in other investment companies. The investment companies in which the Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, the Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund, or (3) more than 5% of the Fund's total assets would be invested in any one such investment company.

         REITS The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

         Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

         LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies," the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Company's board of directors, the Fund may use or invest any such collateral at its own risk and for its own benefit. While the securities are on loan, the borrower will pay the Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by the Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

         ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

         BORROWING The Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The Fund does not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.

                                 FUND MANAGEMENT

         The Company has a board of directors who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Company; the first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and its officers.

NON-INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                      NUMBER OF
                                          OFFICE*                                      PORTFOLIOS
 NAME, AGE AND              POSITION        AND      PRINCIPAL OCCUPATION(S)            IN FUND         OTHER
    ADDRESS                 HELD WITH     LENGTH      DURING PAST 5 YEARS               COMPLEX      DIRECTORSHIPS
                           THE COMPANY   OF TIME                                       OVERSEEN    HELD BY DIRECTOR
                                         SERVED                                       BY DIRECTOR
--------------------------- ------------- ---------- -------------------------------- ------------ -------------------
WINIFRED ELLEN COLEMAN      Director      Since      Ms. Coleman has served as            76       N/A
(age 69)                                  1995       President of Saint Joseph
27 Buckingham Lane                                   College since 1991 and
West Hartford, CT 06117                              President of Cashel House,
                                                     Ltd. (retail) since 1985.

DR. ROBERT M. GAVIN         Director      Since      Mr. Gavin is an educational          76       Mr. Gavin is a
(age 61)                                  2002       consultant.  Prior to                         Director of
751 Judd Street                                      September 1, 2001, he was                     Systems &
Marine on St. Croix,                                 President of Cranbrook                        Computer
MN 55407                                             Education Community and prior                 Technology
                                                     to July 1996 he was President                 Corporation.
                                                     of Macalester College, St.
                                                     Paul, MN.

DUANE E. HILL               Director      Since      Mr. Hill is Partner Emeritus         76       N/A
(age 56)                                  2001       and a founding partner of TSG
177 Broad Street, 12th                               Capital Group, a private
Floor                                                equity investment firm that
Stamford, CT 06901                                   serves as sponsor and lead
                                                     investor in leveraged buyouts
                                                     of middle market companies.
                                                     Mr. Hill is also a Partner of
                                                     TSG Ventures L.P., a private
                                                     equity investment company that
                                                     invests primarily in
                                                     minority-owned small
                                                     businesses.  [Mr. Hill
                                                     currently serves as Chairman
                                                     of the City of Stamford, CT
                                                     Planning Board and a director
                                                     of the Stamford Cultural
                                                     Development Corporation.]

PHILLIP O. PETERSON         Director      Since      Mr. Peterson is a mutual fund        76       N/A
(age 57)                                  2002       industry consultant.  He was a
11155 Kane Trail                                     Partner of KPMG LLP, through
Northfield, MN                                       June 1999.
[ZIP CODE?]

NON-INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                      NUMBER OF
                                          OFFICE*                                      PORTFOLIOS
 NAME, AGE AND              POSITION        AND      PRINCIPAL OCCUPATION(S)            IN FUND         OTHER
    ADDRESS                 HELD WITH     LENGTH      DURING PAST 5 YEARS               COMPLEX      DIRECTORSHIPS
                           THE COMPANY   OF TIME                                       OVERSEEN    HELD BY DIRECTOR
                                         SERVED                                       BY DIRECTOR
--------------------------- ------------- ---------- -------------------------------- ------------ -------------------
MILLARD HANDLEY PRYOR,      Director        Since    Mr. Pryor has served as              76       [Mr. Pryor is a
JR.                                         1977     Managing Director of Pryor &                  Director of
(age 69)                                             Clark Company (real estate                    [Pryor & Clark
80 Lamberton Road                                    investment), Hartford,                        Company, Corcap,
Windsor, CT 06095                                    Connecticut, since June,                      Inc. (inactive
                                                     1992.                                         corporation),
                                                                                                   Hoosier
                                                                                                   Magnetics, Inc.
                                                                                                   (manufacturer of
                                                                                                   magnetic ferrite
                                                                                                   materials),]
                                                                                                   Infodata Systems,
                                                                                                   Inc. (software
                                                                                                   company) and
                                                                                                   CompuDyne
                                                                                                   Corporation
                                                                                                   (security
                                                                                                   products and
                                                                                                   services).

JOHN KELLEY SPRINGER        Director      Since      Mr. Springer served as               76       N/A
(age 71)                                  1978       Chairman of MedSpan, Inc.
27 Birch Point Lane                                  (health maintenance
Sunapee, NH 03782                                    organization) until March 2002.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                      NUMBER OF
                                          OFFICE*                                      PORTFOLIOS
 NAME, AGE AND              POSITION        AND      PRINCIPAL OCCUPATION(S)            IN FUND         OTHER
    ADDRESS                 HELD WITH     LENGTH      DURING PAST 5 YEARS               COMPLEX      DIRECTORSHIPS
                           THE COMPANY   OF TIME                                       OVERSEEN    HELD BY DIRECTOR
                                         SERVED                                       BY DIRECTOR
--------------------------- ------------- ---------- -------------------------------- ------------ -------------------
THOMAS MICHAEL MARRA**      Chairman of   Since      Mr. Marra is President               76       Mr. Marra is a
(age 44)                    the Board     2002       and Chief Operating                           member of the
P.O. Box 2999               and Director             Officer of Hartford                           Board of
Hartford, CT 06104-2999                              Life, Inc. He is also                         Directors of The
                                                     a member of the Board                         Hartford
                                                     of Directors and a                            Financial
                                                     member of the Office                          Services Group,
                                                     of the Chairman for                           Inc.
                                                     The Hartford Financial
                                                     Services Group, Inc.,
                                                     the parent company of
                                                     Hartford Life. Named
                                                     President of Hartford
                                                     Life in 2001 and COO
                                                     in 2000, Mr. Marra
                                                     served as Executive
                                                     Vice President and
                                                     Director of Hartford
                                                     Life's Investment
                                                     Products Division from
                                                     1998 to 2000. He was
                                                     head of the company's
                                                     Individual Life and
                                                     Annuities Division
                                                     from 1994 to 1998
                                                     after being
                                                     promoted to Senior Vice
                                                     President in 1994 and to
                                                     Executive Vice President
                                                     in 1996.  Mr. Marra is
                                                     also a Managing Member
                                                     and President of HIFSCO
                                                     and HL Advisors.

                                      -19-

OFFICERS AND INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                      NUMBER OF
                                          OFFICE*                                      PORTFOLIOS
 NAME, AGE AND              POSITION        AND      PRINCIPAL OCCUPATION(S)            IN FUND         OTHER
    ADDRESS                 HELD WITH     LENGTH      DURING PAST 5 YEARS               COMPLEX      DIRECTORSHIPS
                           THE COMPANY   OF TIME                                       OVERSEEN    HELD BY DIRECTOR
                                         SERVED                                       BY DIRECTOR
--------------------------- ------------- ---------- -------------------------------- ------------ -------------------
LOWNDES ANDREW SMITH**      Director      Since      Mr. Smith served as Vice             76        N/A
(age 62)                                  1996       Chairman of Hartford
62 Little Stannard Beach                             Financial Services Group,
Road                                                 Inc. from  February 1997
Westbrook, CT 06498                                  to January 2002, as
                                                     President and Chief
                                                     Executive Officer of
                                                     Hartford Life, Inc. from
                                                     February 1997 to January
                                                     2002, and as President
                                                     and Chief Operating
                                                     Officer of The Hartford
                                                      Life Insurance Companies
                                                     from January 1989 to
                                                     January 2002.

DAVID M. ZNAMIEROWSKI**     President     Since      Mr. Znamierowski                53       N/A
(age 41)                    and Director  1999       currently serves as
55 Farmington Avenue                                 President of Hartford
Hartford, CT  06105                                  Investment Management
                                                     Company ("HIMCO") and
                                                     Senior Vice President,
                                                     Chief Investment Officer
                                                     and Director of
                                                     Investment Strategy for
                                                     Hartford Life, Inc. Mr.
                                                     Znamierowski is also a
                                                     Managing Member and
                                                     Senior Vice President of
                                                     Hartford Investment
                                                     Financial Services, LLC
                                                     ("HIFSCO") and HL
                                                     Investment Advisors, LLC
                                                     ("HL Advisors").

OFFICERS AND INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                      NUMBER OF
                                          OFFICE*                                      PORTFOLIOS
 NAME, AGE AND              POSITION        AND      PRINCIPAL OCCUPATION(S)            IN FUND         OTHER
    ADDRESS                 HELD WITH     LENGTH      DURING PAST 5 YEARS               COMPLEX      DIRECTORSHIPS
                           THE COMPANY   OF TIME                                       OVERSEEN    HELD BY DIRECTOR
                                         SERVED                                       BY DIRECTOR
--------------------------- ------------- ---------- -------------------------------- ------------ -------------------
STEPHEN T. JOYCE            Vice          Since      Mr. Joyce currently                  N/A      N/A
(age 43)                    President     2000       serves as Senior Vice
P. O. Box 2999                                       President and director of
Hartford, CT 06104-2999                              investment products
                                                     management for Hartford
                                                     Life Insurance Company.
                                                     Previously he served as
                                                     Vice President
                                                     (1997-1999) and Assistant
                                                     Vice President
                                                     (1994-1997) of Hartford
                                                     Life Insurance Company.

DAVID N. LEVENSON           Vice          Since      Mr. Levenson serves as               N/A      N/A
(age 35)                    President     2000       Senior Vice President of
P.O. Box 2999                                        Hartford Life Insurance
Hartford, CT 06104-2999                              Company and is
                                                     responsible for the
                                                     Company's mutual funds
                                                     line of business and its
                                                     corporate retirement
                                                     plans line of business.
                                                     Mr. Levenson joined The
                                                     Hartford in 1995. Mr.
                                                     Levenson is also a senior
                                                     vice president of HIFSCO.

JOHN C. WALTERS             Vice          Since      Mr. Walters serves as                N/A      N/A
(age 40)                    President     2000       Executive Vice President
P.O. Box 2999                                        and Director of the
Hartford, CT 06104-2999                              Investment Products
                                                     Division of Hartford Life
                                                     Insurance Company.
                                                     Previously Mr. Walters
                                                     was with First Union
                                                     Securities. Mr. Walters
                                                     is also a Managing Member
                                                     and Executive Vice
                                                     President of HIFSCO and
                                                     HL Advisors.

                                      -21-

OFFICERS AND INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                      NUMBER OF
                                          OFFICE*                                      PORTFOLIOS
 NAME, AGE AND              POSITION        AND      PRINCIPAL OCCUPATION(S)            IN FUND         OTHER
    ADDRESS                 HELD WITH     LENGTH      DURING PAST 5 YEARS               COMPLEX      DIRECTORSHIPS
                           THE COMPANY   OF TIME                                       OVERSEEN    HELD BY DIRECTOR
                                         SERVED                                       BY DIRECTOR
--------------------------- ------------- ---------- -------------------------------- ------------ -------------------
ROBERT W. BELTZ, JR.        Vice          Since      Mr. Beltz currently                  N/A      N/A
(age 52)                    President     2002       serves as Vice President,
500 Bielenberg Drive                                 Securities Operations of
Woodbury, MN  55125                                  Hartford Administrative
                                                     Services Company
                                                     ("HASCO").  He also
                                                     served as Assistant Vice
                                                     President of Hartford
                                                     Life Insurance Company
                                                     since December 2001.

KEVIN J. CARR               Vice          Since      Mr. Carr has served as               N/A      N/A
(age 48)                    President     1996       Assistant General Counsel
55 Farmington Avenue        and                      since 1999, Counsel since
Hartford, CT 06105          Secretary                November 1996 and
                                                     Associate Counsel since
                                                     November 1995, of The
                                                     Hartford Financial
                                                     Services Group, Inc. Mr.
                                                     Carr is also Assistant
                                                     Secretary of HL Advisors,
                                                     HIFSCO and HIMCO.

WILLIAM H. DAVISON, JR.     Vice          Since      Mr. Davison is a Managing            N/A      N/A
(age 45)                    President     2002       Director and Director of
55 Farmington Avenue                                 Funds Management Group of
Hartford, CT 06105                                   Hartford Investment
                                                     Management Company.  Mr.
                                                     Davison is also a Vice
                                                     President of HIFSCO and
                                                     HL Advisors.

BRUCE FERRIS                Vice          Since      Mr. Ferris serves as Vice            N/A      N/A
(age 46)                    President     2002       President and a director
P.O. Box 2999                                        of sales and marketing in
Hartford, CT 06104-2999                              the Investment Products
                                                     Division of Hartford Life
                                                     Insurance Company.

OFFICERS AND INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                      NUMBER OF
                                          OFFICE*                                      PORTFOLIOS
 NAME, AGE AND              POSITION        AND      PRINCIPAL OCCUPATION(S)            IN FUND         OTHER
    ADDRESS                 HELD WITH     LENGTH      DURING PAST 5 YEARS               COMPLEX      DIRECTORSHIPS
                           THE COMPANY   OF TIME                                       OVERSEEN    HELD BY DIRECTOR
                                         SERVED                                       BY DIRECTOR
--------------------------- ------------- ---------- -------------------------------- ------------ -------------------
TAMARA L. FAGELY            Vice          Since      Ms. Fagely has served as             N/A      N/A
(age 44)                    Preident      2002       Vice President of
500 Bielenberg Drive                                 Hartford Administrative
Woodbury, MN 55125                                   Services Company since
                                                     1998; prior to 1998,
                                                     Second Vice President of
                                                     HASCO.

GEORGE RICHARD JAY             Vice       Since      Mr. Jay has served as                N/A      N/A
(age 50)                       President, 1996       Secretary and Director,
P.O. Box 2999                  Controller            Life and Equity
Hartford, CT 06104-2999        and                   Accounting and Financial
                               Treasurer             Control, of Hartford Life
                                                     Insurance Company since
                                                     1987.

RYAN JOHNSON                Vice          Since      Mr. Johnson has served as            N/A      N/A
(age 41)                    President     2002       Vice President and a
P.O. Box 2999                                        director of sales and
Hartford, CT 06104-2999                              marketing in the
                                                     Investment Products
                                                     Division of Hartford Life
                                                     Insurance Company since
                                                     1999.  Previously he was
                                                     with Guardian Insurance
                                                     Company in New York, New
                                                     York.

* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person," as defined in the 1940 Act because of the person's affiliation with, or equity ownership of, HL Advisors, HIMCO, or affiliated companies. Mr. Znamierowski serves as a Managing Member and Senior Vice President of HL Advisors, the investment adviser to the Fund, and is Senior Vice President and Chief Investment Officer for Hartford Life, an affiliate of HL Advisors. Mr. Marra is President and Chief Operating Officer of Hartford Life and a Managing Member and President of HL Advisors. Mr. Smith was Vice Chairman of Hartford Financial Services Group, Inc. until January 2002, and he owns shares of Hartford Financial Services Group, Inc.

STANDING COMMITTEES

         The board of directors of the Company has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Fund. The Audit Committee currently consists of six persons. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof, and

(iii) acts as a liaison between the Fund's independent auditors and the full board of directors. The Nominating Committee currently consists of six persons. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee met nine times and one time, respectively, during the fiscal year ended December 31, 2002.

         All directors and officers of each Company, except for David Znamierowski, are also directors of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. Mr. Znamierowski is also a director of one other registered investment companies in the fund complex.

         The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2002 (i) in each series of the Company and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY SECURITIES IN     DIRECTOR IN FAMILY OF INVESTMENT
           NAME OF DIRECTOR                           THE [FUND]                              COMPANIES
Winifred Ellen Coleman

Dr. Robert M. Gavin

Duane E. Hill

Thomas Michael Marra

Phillip O. Peterson

Millard Handley Pryor, Jr.

Lowndes Andrew Smith

John Kelley Springer

David M. Znamierowski

At a meeting of the board of directors on [____________________], 2003, the board of directors unanimously approved the investment management agreement and investment services agreement with respect to the Fund. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the quality of the services to be provided to the Fund by HL Advisors and HIMCO. The board also reviewed the investment management fees to be paid to HL Advisors, and by HL Advisors to HIMCO. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for the Fund that gradually decrease as assets increase. The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the Fund. Specifically, the board reviewed information noting that Hartford Life receives fees for certain services provided to the Fund. In addition, it was noted that Hartford Life and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the Fund which can increase revenue paid to HL Advisors and its affiliates. Finally, the board reviewed information regarding the costs of providing advisory services to the Fund, and the resulting profits. Based upon its review, the board concluded that it is in the interest of the Fund and its shareholders for the board to approve the investment management agreement and investment services agreement with respect to the Fund.

         In arriving at their decision to approve each of the agreements, the board of directors of the Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

         COMPENSATION OF OFFICERS AND DIRECTORS The Fund pays no salaries or compensation to any officer or director who is employed by The Hartford. The chart below sets forth the fees paid by the Fund to the non-interested directors for the 2002 fiscal year and certain other information:

                                                           Pension Or                           Total Compensation
                                      Aggregate        Retirement Benefits       Estimated       From the Fund And
                                  Compensation From    Accrued As Part Of     Annual Benefits  Fund Complex Paid To
    Name of Person, Position           the Fund           Fund Expenses       Upon Retirement       Directors*
---------------------------------------------------------------------------------------------------------------------
Winifred E. Coleman, Director

Allen R. Freedman, Director

Dr. Robert M. Gavin, Director***

Duane E. Hill, Director

Jean L. King, Director

William A. O'Neill, Director**

Phillip O. Peterson, Director***

Robb L. Prince, Director

Millard H. Pryor, Director

Leonard J. Santow, Director

Noel F. Schenker, Director

Dr. Lemma W. Senbet, Director

Lowndes A. Smith, Director

John K. Springer, Director

*As of December 31, 2002, _____ registered investment companies in the fund complex paid compensation to the directors.

**Mr. O'Neill retired from the board of directors of Hartford Series Fund, Inc. in August 2002.

***Newly elected director of Hartford Series Fund, Inc. on July 19, 2002.

         As of March 31, 2003, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Fund.

         The Fund's corporate documents provide that the Fund to the fullest extent permitted by Maryland law and the federal securities laws shall indemnify its officers and directors. Neither the Articles of Incorporation nor the Bylaws of the Fund authorize the Fund to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The Fund has entered into an investment management agreement with HL Investment Advisors, LLC ("HL Advisors"). The agreement provides that HL Advisors, subject to the supervision and approval of the Fund's board of directors, is responsible for the management of the Fund. HL Advisors is responsible for investment management supervision of the Fund. The investment management agreement does not require HL Advisors to bear the costs of the Fund's transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the Fund including personnel, services, equipment and facilities and office space for proper operation of the Fund. The Fund pays a separate fee to Hartford Life for administrative services as discussed below under "Fund Administration." Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, the Fund pays for these services directly.

         HL Advisors has entered into an investment services agreement with HIMCO for services related to the day-to-day investment and reinvestment of the assets of the Fund.

         The Fund pays a monthly investment management fee to HL Advisors and an administration fee to Hartford Life (these investment management and administration fees are aggregated for the purposes of presentation in the table below). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the Fund's average daily net asset value as follows:

CAPITAL PRESERVATION HLS FUND

Net Asset Value                    Annual Rate
---------------                    -----------
First $250,000,000                     [____]%
Next $250,000,000                      [____]%
Next $500,000,000                      [____]%
Amount Over $1 Billion                 [____]%

         Because the Fund did not commence operations until ______________, 2003, there is no advisory fee information available for the Fund.

         Pursuant to the investment management agreement, investment sub-advisory agreement and investment services agreement, neither HL Advisors nor HIMCO is liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIMCO in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

         HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2002, HL Advisors had over $[___] billion in assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2002, HIMCO and its wholly owned subsidiary had approximately $[___] billion in assets under management.

         The investment management agreement and investment services agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Fund including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. The agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the Fund. The investment services agreement may be terminated at any time without the payment of any penalty by the board of directors, by vote of a majority of the outstanding voting securities of the Fund or by HL Advisors, upon 60 days' notice to HIMCO, and by HIMCO upon 90 days' written notice to HL Advisors. The investment subadvisory agreement and investment services agreement also terminate automatically upon the termination of the corresponding investment management agreement.

         HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Fund by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

         The Fund, HL Advisors, and HIMCO have each adopted a code of ethics designed to protect the interests of the Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors, HIMCO, is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest possible spread or commission.

         Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

         HIMCO generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         While HIMCO seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, broker-dealers who provide investment research to HIMCO may receive orders for transactions from HIMCO. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to HIMCO, or its affiliates, in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because HIMCO, or its affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), HIMCO may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to HIMCO an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

         Investment decisions for the Fund are made independently from those of any other clients that are managed by HIMCO or its affiliates. If, however, accounts managed by HIMCO are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by HIMCO to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Likewise, if accounts managed by HIMCO are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences. Accounts managed by HIMCO (or its affiliates) may hold securities held by the Fund. Because of different investment objectives or other factors, a particular security may be bought by HIMCO for one or more clients when one or more clients are selling the same security.

         Because the Fund did not commence operations until _______________, 2003, there is no brokerage commission information available for the Fund.

                                  FUND EXPENSES

         The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders, expenses related to distribution activities as provided under the Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Fund's operations and interest.

                               FUND ADMINISTRATION

         An Administrative Services Agreement between the Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to the Fund. Under the terms of this Agreement, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, although the Fund pays for these services directly. As compensation for the services to be performed by Hartford Life, the Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of .20% of the average daily net assets of the Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate.

         Because the Fund did not commence operations until _____________, 2003, there is no administrative fee information available for the Fund.

                            DISTRIBUTION ARRANGEMENTS

         The Fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.

         The Fund has adopted a separate distribution plan (the "Plan") for Class IB shares pursuant to appropriate resolutions of the Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

         Pursuant to the Plan, the Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund shares. The expenses of the Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of the Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

         Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of the Fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Fund investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. This Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

         In accordance with the terms of the Plan, the distributor provides to the Fund, for review by the Fund's board of directors, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted by a majority vote of the Fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the directors identified and considered a number of potential benefits which the Plan may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of the Fund. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plan must also be approved by the board of directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund. The Plan will automatically terminate in the event of its assignment.

         The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Fund's shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

         Because the Fund did not commence operations until ______________, 2003, there is no information regarding 12b-1 fees paid by the Fund.

                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase or sale (redemption) of Fund shares, see "Purchase and Redemption of Fund Shares" in the Fund's prospectus.

                            SUSPENSION OF REDEMPTIONS

         Under unusual circumstances, the Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of the Fund is determined by Hartford Life in the manner described in the Fund's prospectus. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Fund are valued at amortized cost, which approximates market value. The Fund's debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Fund's board of directors.

         Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

         [Pursuant to procedures adopted by the board of directors, the fair value of a Wrapper Agreement ("Wrapper Value") entered into by the Fund generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the portion of the Fund's Covered Assets. Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement ("Crediting Rate"). The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Board determines that a Wrapper Provider is unable to make such payments, that board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain net asset value stability.]

                    OWNERSHIP AND CAPITALIZATION OF THE FUND

         CAPITAL STOCK The board of directors for the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Fund into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the Fund designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

         Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Hartford HLS Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contractholders and policy owners). As of March 31, 2003, Hartford Life (or its affiliates) was the shareholder of record of all of the outstanding shares of the Fund. An employee retirement plan sponsored by The Hartford Financial Services Group, Inc. or its affiliates owned, as of March 31, 2003 shares of a number of Hartford HLS Funds and, in the case of the Fund, [ ]% of the outstanding Class IA shares. Certain employee retirement plans of the State of California, as of March 31, 2003, owned an aggregate of [ ]% of Class IA shares of the Fund.

         HL Advisors is the only shareholder of any of the Fund owning more than 5% of the outstanding shares of the Fund. As of March 31, 2003, HL Advisors owned [ ]% shares in the Fund:

         SHARE CLASSES Under the Fund's multi-class plan, shares of each class of the Fund represent an equal pro-rata interest in that Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Fund's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

         VOTING Each shareholder is entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Most of the shares of the Fund are held of record by insurance companies. The insurance companies will generally vote Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Fund. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

         Matters in which the interests of the shareholders are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate classes. Matters that affect only one class of shares of the Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

         OTHER RIGHTS Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

         The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the separate account level which, if included, would decrease the yield.

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                         n
                                 P(1 + T) = ERV

Where:

P = a hypothetical initial payment of    n    =   number of years
    $1,000, less the maximum sales
    load applicable to a Fund            ERV = ending redeemable value of the
                                               hypothetical $1,000 initial
T = average annual total return                payment made at the beginning of
                                               the designated period (or
                                               fractional portion thereof)

         The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         The Fund's average annual total return quotations and yield quotations as they may appear in the prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

         NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

         Because the Class IA and Class IB shares of the Fund did not commence operations until [___________], 2003, performance information is not available for the Fund.

         The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends and Distributions" in the Fund's prospectuses).

         Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                   a-b     6
                                2[(--- + 1) - 1]
                                    cd

Where:


a = net investment income earned        c = the average daily number of shares
    during the period attributable to       of the subject class outstanding
    the subject class                       during the period that were
                                            entitled to receive dividends

b = net expenses accrued for the        d = the maximum offering price per
    period attributable to the subject      share of the subject class on the
    class                                   last day of the period

         Net investment income will be determined in accordance with rules established by the SEC.

         GENERAL INFORMATION From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices, reporting services and publications. A description of one of the indices which may be used is listed below.

         The Lehman Brothers Intermediate Aggregate Index is an unmanaged index of intermediate duration fixed-income securities.

         In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by:
(a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute) may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         From time to time, in reports or promotional literature, the Fund may discuss, or provide quotes or commentary of its current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Fund may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

         From time to time, the Fund and HL Advisors also may refer to the following information:

         - The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings;
         - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;
         - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
         - Allegorical stories illustrating the importance of persistent long-term investing;
         - The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;
         - Historical information regarding HL Advisors, and HIMCO and their affiliates; and
         - Historical information regarding the asset size of the Fund.

         The Fund's investment performance may be advertised in various financial publications, newspapers and magazines.

         From time to time the Fund may publish the sales of shares of the Fund on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

         The Fund is offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the Fund should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the Fund's performance information and reduces an investor's return under the Contract. The Fund's annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

         FEDERAL TAX STATUS OF THE FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUND IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

         The Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for the Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If the Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, the Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

         The Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

         The Fund should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the Fund's only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

         The Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Fund. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

         The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to the Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

         - no more than 55% of Fund's total assets may be represented by any one investment
         -  no more than 70% by any two investments
         -  no more  than 80% by any three investments
         -  no more than 90% by any four investments

         Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

         Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of this Fund's assets to be invested within various countries is not now known. The Company intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in the Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

         The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Company seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         If for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if the Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's investment advisers and the Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment sub-adviser might otherwise select.

         If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in the Fund would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         If the Fund invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

         Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in the Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

         Portfolio securities of the Fund are held pursuant to a separate Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

         Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the Fund. The transfer agent issues and redeems shares of the Fund and disburses any dividends declared by the Fund.

                                   DISTRIBUTOR

         Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the Fund's distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The financial statements and financial highlights will be audited by Ernst & Young, LLP, independent public accountants to the Fund. The principal business address of Ernst & Young, LLP is _________________, Hartford, Connecticut 06103.

                                OTHER INFORMATION

         The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Fund at any time, or to grant the use of such name to any other company.

                              FINANCIAL STATEMENTS

         An annual report for the Fund will be available once the Fund has completed its first annual period.

                                   APPENDIX A

         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

         STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

         AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

         BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

         MOODY'S

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         STANDARD & POOR'S

         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

- Liquidity ratios are adequate to meet cash requirements.

                  Liquidity ratios are basically as follows, broken down by the type of issuer:

                  Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                  Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                  Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

         The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

- The issuer has access to at least two additional channels of borrowing.
- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.
- Typically, the issuer's industry is well established and the issuer has a strong position within its industry. - The reliability and quality of management are unquestioned.

INTERNATIONAL LONG-TERM CREDIT RATINGS

         FITCH, INC.

         The following ratings scale applies to foreign currency and local currency ratings.

         INVESTMENT GRADE

         AAA
         Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA
         Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A
         High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB
         Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

         BB
         Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B
         Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C
         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD, DD, D
         Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

         FITCH, INC.
         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         F1
         Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2
         Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3
         Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B
         Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C
         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D
         Default.  Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

          a.(i) Articles of Incorporation (incorporated by reference to Initial Registration Statement filed on February 2, 1998)

          a.(ii) Articles Supplementary, dated August 20, 2002 (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          b. By-Laws (incorporated by reference to Initial Registration Statement filed on February 2, 1998)

          c.        Not Applicable

          d.(i) Form of Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002) (all Funds other than those listed in d.(ii) and (iii) below)

          d.(ii) Form of Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

          d.(iii) Form of Amended and Restated Investment Advisory Agreement (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

          d.(iv) Form of Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

          d.(v) Form of Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund,

                    Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

          d.(vi) Form of Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002) (Hartford High Yield HLS Fund)

          d.(vii) Form of Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

          d.(viii) Amendment to Amended and Restated Investment Management Agreement (to be filed by Amendment)

          d.(ix) Amendment to Amended and Restated Sub-Advisory Agreement (to be filed by Amendment)

          e.(i) Form of Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          e.(ii) Amendment to Amended and Restated Principal Underwriting Agreement (to be filed by Amendment)

          f.        Not Applicable

          g.(i) Form of Amended and Restated Custodian Agreement (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          g.(ii) Amendment to Amended and Restated Custodian Agreement (to be filed by Amendment)

          h.(i) Form of Amended and Restated Share Purchase Agreement (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          h.(ii) Form of Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          h.(iii) Amendment to Amended and Restated Share Purchase Agreement (to be filed by Amendment)

          h.(iv) Amendment to Amended and Restated Administrative Services Agreement (to be filed by Amendment)

          i.        Opinion and Consent of Counsel (to be filed by Amendment)

          j.        Not Applicable

          k.        Not Applicable

          l.        Not Applicable

          m.(i) Form of Amended and Restated Rule 12b-1 Plan (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          m.(ii) Amendment to Amended and Restated Rule 12b-1 Plan (to be filed by Amendment)

          n.(i) Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)
          n.(ii) Amendment to Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (to be filed by Amendment)

          o.        Not Applicable

          p.(i) Code of Ethics of HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #13 filed on April 30, 2002)

          p.(ii) Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #13 filed on April 30, 2002)

          p.(iii) Code of Ethics of Hartford Securities Distribution Company (incorporated by reference to Post-Effective Amendment #7 filed on April 28, 2000)

          p.(iv) Code of Ethics of Wellington Management Company LLP (incorporated by reference to Post-Effective Amendment #7 filed on April 28, 2000)

          q. Power of Attorney (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of December 31, 2002, any persons directly or indirectly under common control with Hartford Series Fund, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on March 20, 2002.

Item 25.  INDEMNIFICATION

     The relevant portion of Article V of the Articles of Incorporation provides:

          (f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                                    POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                              ------------------------       --------------
Thomas M. Marra                   President, CEO and Manager     President and Chief Operating Officer of
                                                                 Hartford Life, Inc.(1) ("HL Inc.")
David Znamierowski                Senior Vice President and      President of Hartford Investment
                                  Manager                        Management Company(2) ("HIMCO")
David A. Carlson                  Vice President and Director    Vice President and Director of Taxes of
                                  of Taxes                       HL Inc.
David T. Foy                      Senior Vice President and      Senior Vice President, Chief Financial
                                  Treasurer                      Officer and Treasurer of HL Inc.
George R. Jay                     Controller                     Secretary and Director of Hartford Life
                                                                 Insurance Company(3) ("HLIC")

                                    POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
----                              ------------------------       --------------
Stephen T. Joyce                  Senior Vice President          Senior Vice President and Director of
                                                                 Investment Products Management for HLIC
John C. Walters                   Executive Vice President and   Executive Vice President and Director of
                                  Manager                        the Investment Products Division of HLIC
Christine H. Repasy               Senior Vice President,         Senior Vice President and General Counsel
                                  General Counsel and Corporate  of HL Inc.
                                  Secretary
Ryan W. Johnson                   Manager                        Vice President and Director of Sales and
                                                                 Marketing in the Investment Products
                                                                 Division of HLIC
Bruce W. Ferris                   Manager                        Vice President and a Director of Sales
                                                                 and Marketing in the Investment Products
                                                                 Division of HLIC
Brian S. Becker                   Assistant Corporate Secretary  Senior Vice President, Director of
                                                                 Corporate Law and Corporate Secretary of
                                                                 The Hartford Financial Services Group
Kevin J. Carr                     Assistant Secretary            Assistant General Counsel of The Hartford
                                                                 Financial Services Group, Inc.(4) ("The
                                                                 Hartford");
Dawn M. Cormier                   Assistant Secretary            Assistant Secretary HL Inc.
Diane E. Tatelman                 Assistant Secretary            Assistant Secretary HL Inc.

    (1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089
    (2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105
    (3) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089
    (4) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115

Item 27.  PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

  Hartford Series Fund, Inc.
  Hartford HLS Series Fund II, Inc.

 Hartford Life Insurance Company   Separate Account One
                                   Separate Account Two
                                   Separate Account Two (DC Variable Account I)
                                   Separate Account Two (DC Variable Account II)
                                   Separate Account Two (QP Variable Account)
                                   Separate Account Two (Variable Account "A")
                                   Separate Account Two (NQ Variable Account)
                                   Separate Account Ten
                                   Separate Account Three
                                   Separate Account Five
                                   Separate Account Seven
                                   Separate Account Eleven
  Hartford Life and Annuity        Separate Account One
  Insurance Company                Separate Account Ten
                                   Separate Account Three
                                   Separate Account Five
                                   Separate Account Six
                                   Separate Account Seven
  Hart Life Insurance Company      Separate Account One
                                   Separate Account Two
  American Maturity Life           Separate Account AMLVA
  Insurance Company
  Servus Life Insurance Company    Separate Account One
                                   Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

                                                                                         POSITION AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS*       POSITIONS AND OFFICES WITH UNDERWRITER          WITH REGISTRANT
------------------------------------       --------------------------------------          ---------------
Thomas M. Marra                        President, Chief Executive Officer, Chairman of       President
                                       the Board and Director
John C. Walters                        Executive Vice President and Director                 Vice President
David T. Foy                           Senior Vice President, Treasurer and Director         None
Christine H. Repasy                    Senior Vice President, General Counsel and            None
                                       Corporate Secretary
David A. Carlson                       Vice President                                        None
Bruce W. Ferris                        Vice President                                        None
Ryan W. Johnson                        Vice President                                        None
Stephen T. Joyce                       Vice President                                        None
Martin A. Swanson                      Vice President                                        None
George R. Jay                          Controller                                            Controller & Treasurer
Brian S. Becker                        Assistant Corporate Secretary                         None
Dawn M. Cormier                        Assistant Secretary                                   None

Sarah Harding                          Assistant Secretary                                   None
Patrice Kelly-Ellis                    Assistant Secretary                                   None
Glen J. Kvadus                         Assistant Secretary                                   None
Paul E. Olson**                        Assistant Secretary                                   None
Diane E. Tatelman                      Assistant Secretary                                   None
Joseph W. Tedesco, Jr.***              Assistant Secretary                                   None

      * Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089
     ** Principal business address is 500 Bielenberg Drive, Woodbury, MN 55125 *** Principal business address is Hartford Plaza, Hartford, CT 06115

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.  MANAGEMENT SERVICES

          Not Applicable

Item 30.  UNDERTAKINGS

          Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of January, 2003.


                                       HARTFORD SERIES FUND, INC.


                                       By:                 *
                                           -------------------------------
                                                 David M. Znamierowski
                                                 Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                TITLE                              DATE
---------                                -----                              ----
             *                           President                          January 17, 2003
---------------------------              (Chief Executive Officer
David M. Znamierowski                    & Director)


             *                           Controller & Treasurer             January 17, 2003
---------------------------              (Chief Accounting Officer &
George R. Jay                            Chief Financial Officer)


             *                           Director                           January 17, 2003
---------------------------
Winifred E. Coleman


             *                           Director                           January 17, 2003
---------------------------
Robert M. Gavin, Jr.


             *                           Director                           January 17, 2003
---------------------------
Duane E. Hill


             *                           Director                           January 17, 2003
---------------------------
Thomas M. Marra


             *                           Director                           January 17, 2003
---------------------------
Phillip O. Peterson


             *                           Director                           January 17, 2003
---------------------------
Millard H. Pryor, Jr.


             *                           Director                           January 17, 2003
---------------------------
Lowndes A. Smith


             *                           Director                           January 17, 2003
---------------------------
John K. Springer


                                                                            January 17, 2003
---------------------------
* By Kevin J. Carr
     Attorney-in-fact